Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Significant amounts due to/from affiliates are shown in the following table:

	2020	2019
Due to the Company:
CMFG Life	$218	$-
Other	5	8
Total	$223	$8

Due from the Company:
CUNA Brokerage Services, Inc.	$3,513	$3,383
CMFG Life	14,680	5,093
Other	136	150
Total	$18,329	$8,626

Significant capital contribution	Significant capital contributions from affiliates are shown in the following table:

	2020	2019	2018
Capital contribution to MLIC from:
CMIC	$-	$-	$20,653
Total	$-	$-	$20,653